Segment Information (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment									2
Segment Reporting Information [Line Items]
Total revenue	$ 163,067	$ 250,991	$ 245,502	$ 178,582	$ 282,828	$ 413,601	$ 335,523	$ 242,547	$ 838,142	$ 1,274,499	$ 1,010,663
Loss from operations	2,021,139	2,666,583	9,103,681	8,282,820	8,092,960	9,409,452	8,876,965	8,346,249	22,074,223	34,725,626	39,886,232
Interest income, net	$ 12,394	$ 28,210	$ 51,809	$ 59,593	$ 64,429	$ 77,339	$ 72,342	$ 77,854	152,006	291,964	393,109
Operating Segments | Consumer Operations
Segment Reporting Information [Line Items]
Total revenue									838,142	1,274,499	1,010,663
Loss from operations									1,975,792	8,877,330	10,023,137
Interest income, net									0	0	0
Operating Segments | Drug Development
Segment Reporting Information [Line Items]
Total revenue									0	0	0
Loss from operations									11,887,108	16,715,752	19,620,338
Interest income, net									0	0	0
Corporate
Segment Reporting Information [Line Items]
Total revenue									0	0	0
Loss from operations									8,211,323	9,132,544	10,242,757
Interest income, net									$ 152,006	$ 291,964	$ 393,109